Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
Colony Bankcorp, Inc. 401(k) Plan
Party-in-Interest Transactions
Party-in-Interest Transactions

(6) Party-in-Interest Transactions

Certain Plan investments are managed by John Hancock Trust Company LLC, which is the trustee as of December 31, 2025.  Principal Trust Company was the trustee as of December 31, 2024.  These transactions qualify as party-in-interest transactions.

At December 31, 2025 and 2024, the Plan held 538,946 and 527,918 shares, respectively, of Colony Bankcorp, Inc. common stock with a current value of $9,604,018 and $8,520,604, respectively.  During 2025 and 2024, the Plan recorded $252,372 and $219,040, respectively, in cash dividends on Colony Bankcorp, Inc. common stock.  The Plan also held notes receivable from participants with interest rates ranging from 4.25% to 9.50% with a current value of $782,794 and $626,725 as of December 31, 2025 and 2024, respectively.